Loss Per Share (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	May 31, 2022
Loss Per Share [Abstract]
Ordinary shares issued					54,642,638
Ordinary shares outstanding					47,812,308
Preferred shares issued					100,843,631
Preferred shares to redemption value (in Yuan Renminbi)		¥ 22,655	¥ 17,480
Attributable dividend (in Yuan Renminbi)			¥ 197,436
Vested shares	3,318,369	2,276,065	232,930
Preferred Stock [Member]
Loss Per Share [Abstract]
Weighted average shares	58,295,907	843,631	515,100	94,269
Share-Based Payment Arrangement, Option [Member]
Loss Per Share [Abstract]
Weighted average shares	14,040,780	13,021,497	1,067,177
Restricted Stock [Member]
Loss Per Share [Abstract]
Weighted average shares	814,341	7,647,753	13,657,905